RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of amounts due to related parties

	September 30, 2024	December 31, 2023
Advances from directors (interest at prime plus 1%)	$–	$–
Entities controlled by directors (non-interest-bearing)	103,503	82,328
	$103,503	$82,328

Schedule of amounts charged by related parties

	2024	2023
Interest charged on amounts due to related parties	$8	$1,110
Rent charged by entities with common directors (note 11)	9,000	9,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 11)	12,204	11,600
	$21,212	$21,770